INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Intangible assets with finite lives:
Patents and trademark		¥ 132,697		¥ 131,480
Less: accumulated amortization		72,264		54,603
Intangible assets, net		70,061		123,300		$ 9,868
Intangible assets impairment loss		8,036		0	¥ 0
Disposal of intangible assets		22,194	$ 3,126
Domain name
Intangible assets with indefinite lives:
Intangible assets with indefinite lives		2,024		2,024
Insurance brokerage license, trademark and others
Intangible assets with indefinite lives:
Intangible assets with indefinite lives		7,604		¥ 44,399
Intangible assets with finite lives:
Intangible assets impairment loss		¥ 8,036
Disposal of intangible assets	¥ 20,000
Recognized disposal loss	¥ (9,345)